FORM 13F HOLDINGS REPORT

13F-HR
12/31/02
FRANCIS M. REPS
0001073402
gs@kq5bm
REPS FRANCIS M.
NONE
1

FRAN YOUNGER
(805) 545-7712
MOMYOUNGER@aol.com

13F-HR
Form 13F Holdings Report

UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C. 20549

	FORM 13F

	FORM 13F COVER PAGE








Report for the Calendar Year or Quarter Ended: December 31, 2002



Check here if amendment [ ]; Amendment Number
This amendment (check only one): [ ] is a restatement
                               [ ] adds new holdings entries

Institutional Investment manager filing this Report:

Name:		Francis M. Reps, Investment Advisor
Address: 	1201 Easy Street
		Wickenburg, AZ  85390

13F file Number: 28-7362

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Fran Younger
Title:	Assistant
Phone:	805-545-7712

Signature, place and date of Signing:

Fran Younger      San Luis Obispo, CA    January 6, 2003

Report type (check only one):

[X] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of other managers Reporting for this manager

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F HOLDINGS REPORT

















Report Summary

Number of Other Included Managers	0

Form 13F Table Entry Total	1

Form 13F Table Information Value Total	$94,477,902.13



NAME OF ISSUER		TITLE OF CLASS	CUSIP		VALUE	SHARES/	SH/PRN	INVSTMT	OTHER 	VOTING AUTHORITY

							(X$1000)		PRN AM		DSCRETN	MANAGRS
	SOLE/SHARED/NONE


AMER CAP STRAT		COM		024937104	 1079    50000	SH	SOLE	        50000
COMPUTER ASSOC.		COM		204912109	 5184	384000	SH	SOLE	       384000
ENERPLUS RESOURCES      COM             29274D604        8342   470000  SH	SOLE	       470000
HEWLETT PACKARD CPQ.	COM		428236103         549    31625	SH	SOLE		31625
INTEL			COM		458140100	   62 	 30000	SH	SOLE		30000
KROEGER			COM		501044101	  463	 15000	SH	SOLE	        15000
NEWMONT MINING		COM		651639106	 2714   935000  SH 	SOLE	       935000
NOBLE CORP		COM		G65422100	 4393	125000	SH	SOLE	       125000
OFFSHORE INC.		COM		G90078109	 1276	 55000	SH	SOLE		55000
PERMIAN BASIN		COM		714236106	24255  3850000	SH	SOLE	      3850000
PUTNAM ADVISORS		COM		746909100	  235	 38286	SH	SOLE		38286
PIMCO CORP.OPPORTUNITY	COM		72201B101	  165	 11000	SH	SOLE		11000
PIMCO STRT GLBL GVT FD	COM		72200X104	 7314	613146	SH	SOLE	       613146
SAN JUAN ROYALTY TRUST	COM		798241105	30962  2260000	SH	SOLE	      2260000
TYCO INTERNATNL.	COM		902124106	 7481	438000	SH	SOLE	       438000










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